Credit Facilities - Loans from third parties (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Oct. 27, 2020 USD ($)	Oct. 27, 2020 CNY (¥)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Nov. 13, 2018 USD ($)	Nov. 13, 2018 CNY (¥)
Line of Credit Facility [Line Items]
Properties pledged as collateral	$ 5,600,000			$ 5,200,000		¥ 36,626,600					¥ 36,626,600
Total loans from third parties	8,387,199			7,562,123								$ 6,206,256
Total non-current loans from a third parties	(2,044,238)			(2,074,871)								(3,131,007)
Total current loans from third parties	6,342,961			5,487,252								3,075,249
Short-term loans - third parties	5,883,582			5,013,117								2,449,048
CQ Penglin
Line of Credit Facility [Line Items]
Repayment of debt	300,000	¥ 1,650,000,000,000
Subsequent events | CQ Penglin
Line of Credit Facility [Line Items]
Total balance of bank accounts frozen							$ 26,000	¥ 181,573
Continuing operations
Line of Credit Facility [Line Items]
Short-term loans - third parties	5,883,582			5,013,117								2,449,048
Discontinued operations
Line of Credit Facility [Line Items]
Short-term loans - third parties	$ 459,379			$ 474,135								626,201
Sichuan Toucu Financial Information Services Co., Ltd
Line of Credit Facility [Line Items]
Weighted average interest rate	9.00%			9.00%		9.00%					9.00%
Total loans from third parties	$ 0			$ 63,554								407,758
Chongqing Puluosi Small Mortgage Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%			12.00%		12.00%					12.00%
Total loans from third parties	$ 4,521,063			$ 4,183,248								4,805,734
Short-term loans - third parties													$ 5,100,000	¥ 33,000,000
Number of complaints received	3			3
Default interest rate (as a percent)	18.00%		18.00%	18.00%		18.00%					18.00%
Default interest amount	$ 383,000		$ 191,000	$ 781,000
Estimated legal cost				129,000
Repayment of debt	500,000	¥ 3,411,544		500,000	¥ 3,411,544
Chongqing Puluosi Small Mortgage Co., Ltd. | Subsequent events | CQ Penglin
Line of Credit Facility [Line Items]
Total balance of bank accounts frozen							$ 20,000	¥ 133,777
Chongqing Puluosi Small Mortgage Co., Ltd. | Loan due on November 13, 2018
Line of Credit Facility [Line Items]
Total loans from third parties	1,500,000			1,400,000		¥ 10,000,000					¥ 10,000,000
Chongqing Puluosi Small Mortgage Co., Ltd. | Loan due on December 21, 2018
Line of Credit Facility [Line Items]
Total loans from third parties	500,000			400,000		3,000,000					3,000,000
Chongqing Puluosi Small Mortgage Co., Ltd. | Loan due on January 2, 2019
Line of Credit Facility [Line Items]
Total loans from third parties	$ 3,100,000			$ 2,800,000		¥ 20,000,000					¥ 20,000,000
Chongqing Zhouyang Shipping Co., Ltd
Line of Credit Facility [Line Items]
Weighted average interest rate				18.00%							18.00%
Total loans from third parties				$ 0								72,814
Short-term loans - third parties													$ 4,600,000	¥ 33,000,000
Mei Yang
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%			24.00%		24.00%					24.00%
Total loans from third parties	$ 0			$ 7,077								43,688
Ping Wang
Line of Credit Facility [Line Items]
Weighted average interest rate	10.80%			10.80%		10.80%					10.80%
Total loans from third parties	$ 46,704			$ 43,875								48,057
Yuzhu Hu
Line of Credit Facility [Line Items]
Weighted average interest rate				14.40%							14.40%
Total loans from third parties				$ 0								160,191
Yixuan Liu
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%			12.00%		12.00%					12.00%
Total loans from third parties	$ 91,876			$ 84,920								87,377
Shuming Yang
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%			12.00%		12.00%					12.00%
Total loans from third parties	$ 183,752			$ 169,839								174,754
Qin Cao
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%			24.00%		24.00%					24.00%
Total loans from third parties	$ 5,320			$ 30,005								72,814
Maohua Xia
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%			24.00%		24.00%					24.00%
Total loans from third parties	$ 5,684			$ 33,561								223,848
Bangwei Zhu
Line of Credit Facility [Line Items]
Weighted average interest rate				12.00%							12.00%
Total loans from third parties				$ 0								36,407
Mei Zhang
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%			24.00%		24.00%					24.00%
Total loans from third parties	$ 0			$ 49,536								72,814
Gang Hu
Line of Credit Facility [Line Items]
Weighted average interest rate	7.13%			7.13%		7.13%					7.13%
Total loans from third parties	$ 130,157			$ 120,303								0
Chongqing Reassurance Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate	17.40%			17.40%		17.40%					17.40%
Total loans from third parties	$ 540,025			$ 273,294								0
Chunlan Zhuo
Line of Credit Facility [Line Items]
Weighted average interest rate	18.00%			18.00%		18.00%					18.00%
Total loans from third parties	$ 50,407			$ 63,911								0
Chongqing Shouqing Trading Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%			12.00%		12.00%					12.00%
Total loans from third parties	$ 413,441			$ 382,139								0
Shengli Huang
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%			24.00%		24.00%					24.00%
Total loans from third parties	$ 107,189			$ 99,073								0
Xiaofen Ai
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%			24.00%		24.00%					24.00%
Total loans from third parties	$ 0			$ 28,307								0
Chongqing Haobangshou Ecommerce Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate	6.00%			6.00%		6.00%			12.00%	12.00%	6.00%
Total loans from third parties	$ 1,531,265			$ 1,415,328					$ 1,531,265	¥ 10,000,000		0
Chongqing Haobangshou Ecommerce Co., Ltd. | Subsequent events
Line of Credit Facility [Line Items]
Weighted average interest rate									12.00%	12.00%
Total loans from third parties									$ 1,415,328	¥ 10,000,000
Feng Zhou
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%			12.00%		12.00%					12.00%
Total loans from third parties	$ 15,313			$ 14,153								0
Xiaolin Cao
Line of Credit Facility [Line Items]
Total loans from third parties	$ 500,000			500,000								$ 0
Shiwen Zhang
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%					24.00%
Total loans from third parties	$ 107,189			0
Xiaomei Qin
Line of Credit Facility [Line Items]
Weighted average interest rate	18.00%					18.00%
Total loans from third parties	$ 30,625			0
Shengmeng Zhang
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%					12.00%
Total loans from third parties	$ 107,189			$ 0